Borrowings - Narrative (Detail) $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 11, 2020 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Partnership	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Repaid outstanding balance				$ 5,170,396	$ 0	$ 294,000	$ 294,000	$ 193,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4
New line of credit facility		$ 2,400,000				$ 2,150,000	$ 2,300,000
Amortization rate (percentage)						5.90%	5.90%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)				1.50%		1.50%	1.50%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6
New line of credit facility						$ 4,123,000	$ 4,267,000
Amortization rate (percentage)						3.20%	3.20%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)				2.00%		2.00%	2.00%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6 | Tysabri
New line of credit facility									$ 1,100,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities
Number of instruments held | Partnership						2
Collateral as a percentage of the collection trust account						80.00%
Maximum total leverage ratio						4.00	4.00
Minimum debt coverage ratio						3.50	3.50
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-5 | Tysabri
Refinance outstanding loan									$ 3,400,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-2
Repaid outstanding balance			$ 2,500,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-2 | Maximum
Basis spread on variable rate (percentage)			2.25%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-2 | Minimum
Basis spread on variable rate (percentage)			1.75%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-3
New line of credit facility			$ 2,500,000
Repaid outstanding balance		$ 2,400,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-3 | Maximum
Basis spread on variable rate (percentage)		1.75%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-3 | Minimum
Basis spread on variable rate (percentage)		1.50%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
New line of credit facility	$ 3,200,000			$ 3,120,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)	1.50%			1.50%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
New line of credit facility	$ 2,840,000			$ 2,825,800
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)	1.75%			1.75%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities
Maximum consolidated leverage ratio	4.00
Maximum consolidated leverage ratio following qualifying material acquisition	4.50
Minimum consolidated coverage ratio	2.50